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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                          Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2005 through November 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



--------------------------------------------------------------------------------









--------------------------------------------------------------------------------

                                     PIONEER
                                -----------------
                                     EQUITY
                                   OPPORTUNITY
                                      FUND

                                     Annual
                                     Report

                                    11/30/06

                              [Logo] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            8

Prices and Distributions                                                     9

Performance Update                                                          10

Comparing Ongoing Fund Expenses                                             13

Schedule of Investments                                                     15

Financial Statements                                                        22

Notes to Financial Statements                                               29

Report of Independent Registered Public Accounting Firm                     36

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                     37

Trustees, Officers and Service Providers                                    43

                                                                     President's

Dear Shareowners,
--------------------------------------------------------------------------------
Mature and emerging market economies around the world showed moderate improvement after a flat second quarter. The United States saw some resurgence of growth, which we expect to continue through the fourth quarter of 2006 and into 2007, although this growth may be slow with housing sector measures down in recent months. While inflation pressures have risen slightly in recent months, we believe the United States may now be at the end of the Fed's monetary tightening cycle. Mature economies, led by Japan, remain firm as do European economic prospects with strong GDP data reflecting the broad-based strength seen in crucial indicators.

U.S. economic growth was back on track after lackluster market results prior to Labor Day. Consumer spending rose with receding gas prices, just in time for the back-to-school season, which retailers now consider the second most lucrative period after the Christmas season. U.S. economic growth is in line with our projections. We expect U.S. GDP to finish with a level of around 3.0% for 2006.

In our view, the pace of corporate earnings growth should slow amid pressure from high raw materials costs and moderating economic growth. However, modest U.S. dollar depreciation and improving growth overseas should offer some support to U.S. earnings.

The European economy continues to improve and appears to be at its healthiest in six years, with business confidence showing improvement across sectors and consumers becoming more optimistic. While business sentiment indicators have had a tendency to over-estimate growth in recent years, broad-based improvements across countries since 2005 are a sign that European economic growth should continue through 2006.

The positive long-term drivers of emerging markets remain in place: improving domestic growth and inflation stability; structural reform; debt sustainability, and favorable demographics. Together, the emerging markets' current account surplus is at record highs, while external debt as a percentage of GDP is at its lowest since 1991.

At its final meeting of 2006, the Federal Reserve kept interest rates unchanged for the fourth straight time as worries about inflation continued to trump concerns about the slowing economy. Despite inflation pressures seen by the Fed, central bank counterparts in developed

Letter

economies will most likely follow the lead of keeping interest rates mostly unchanged. U.S. economic growth is expected to remain positive, as it should among the developed nations through the end of 2006. Any further geopolitical issues and rising energy prices could lead to deceleration, but not a derailment from the current healthy pace of economic growth, as investment is expected to remain robust, benefiting from sustained internal and international demand worldwide.

Our cautiously optimistic outlook reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/06
--------------------------------------------------------------------------------

A focus on economically-sensitive sectors helped Pioneer Equity Opportunity Fund record impressive returns over the past 12 months. In the following discussion, portfolio manager Margie Patel details the market background and discusses some of the strategies she employed.

Q:   How did the Fund perform over this period?

A: For the twelve months ended November 30, 2006, the Fund's Class A shares returned 20.26% at net asset value. This result was well ahead of both the Fund's benchmark, the Russell 2500 Index, which returned 15.93%, and the 12.96% return of the 324 funds in the Lipper Mid-Cap Core Funds category for the period.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Please describe the investment background for the period and the areas you have been emphasizing.

A: Stocks of smaller companies led the market higher during the first part of the Fund's fiscal year. Equity markets then surrendered their gains over the summer, as rising interest rates and costly energy threatened to stanch the nation's economic expansion. But a drop in energy prices combined with an interruption in the Federal Reserve's string of interest rates hikes, set off a fall rally that favored higher-quality, larger-capitalization stocks, especially those with attractive or increasing dividends.

     The Fund benefited from both of these trends: We reduced holdings of smaller companies that we felt had risen to - or gone beyond - their fundamental investment value, while increasing exposure to larger companies that appeared to offer exceptional opportunities for growth.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: Which of your strategies and holdings had a beneficial impact on performance?

A: The period's most rewarding strategy was our large commitment to real estate investment trusts (REITs) that are active in the office, shopping center and lodging categories. REIT shares rose dramatically as investors drove up property values, drawn by boosts in lease rates, higher tabs for hotel rooms and reduced inventories of available space. Higher property prices increased the value of assets in REIT portfolios, bringing prospects for improved earnings and increased dividends. Our holdings in the sector rose across the board, and two, Equity Office Properties and hotel operator MeriStar, were bought out. In all, six of the Fund's positions were acquired by other companies or taken private during the 2006 calendar year.

     Our emphasis on economically-sensitive areas, including industrial and basic materials sectors, was another key to the Fund's solid returns. Strong earnings drove up shares of chemical manufacturer FMC, while nickel producer Inco was bought by Brazil's CVRD. Strengthening outlays for capital expenditures aided Gardner Denver, whose compressors serve the energy and other sectors. Increased capital expenditures as well as infrastructure rebuilding benefited General Cable. Robust business conditions boosted results at cement maker Texas Industries and at Kennametal, makers of tools for a range of industrial uses. Among utilities, NRG Energy, which owns and operates power plants in several U.S. regions, moved higher, thanks to improving financial measures and anticipated growth in power demand in its areas of service. NRG continues to restructure after emerging from bankruptcy a few years ago. In energy, pipeline operator Kinder Morgan was taken private in a management buyout. And Fisher Scientific, a leading maker of laboratory equipment, was bought by Thermo Electron.

Q:   Which of your decisions hurt overall performance?

A: Disappointments were concentrated among our smaller positions, reducing their overall impact on performance.

     Utilities cut coal consumption as weather stayed warm and consumers trimmed their thermostat settings. Resulting lower coal prices in the face of continued high production hurt results at Alpha Natural Resources and Foundation Coal. Earnings

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 11/30/06                             (continued)
--------------------------------------------------------------------------------

     expectations fell at Louisiana-Pacific when the cooling housing market reduced demand for building products at a time when competitors were increasing supplies by boosting output. Lower operating results pressured shares of chemical company Olin despite strength among basic materials companies.

     During the reporting period, we eliminated Abitibi Consolidated, a Canadian manufacturer of newsprint and other paper products; shrinking demand for newsprint combined with higher operating costs to depress results. However, we retained our position in Smurfit-Stone, a paper and packaging specialist, which suffered weak product demand amid increasing pricing pressure from competitors. Smurfit is restructuring in hopes of mitigating these negative factors by exiting the commoditized, low-margin segments of its businesses. Weak demand and cost pressures also hurt results at Wabash National, a manufacturer of truck trailers. And defense contractor EDO, which supplies bomb release devices and instrumentation, declined after a series of setbacks in contract awards from the Department of Defense. Our underweight stance in the energy sector held back results for much of the period.

Q:   What is your outlook, and how does the portfolio reflect that outlook?

A: Current conditions suggest that GDP growth will track somewhat below the economy's long-term annual rate of three percent in upcoming months. With that in mind, we anticipate continued, moderate expansion in 2007. Growth could potentially accelerate later in the year as the negative impact of the housing downturn works its way through the economy and begins to taper off.

     Our positioning continues to emphasize industrial and selected basic materials sectors. In addition, we currently favor certain health-care issues, including some in biotechnology, pharmaceuticals and life science services. We think demand for their products could increase next year, along with an accelerating pace of new drug discoveries.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 11/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                      85.7%
Temporary Cash Investment                                               13.0%
Depositary Receipts for International Stocks                             1.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                              28.7%
Health Care                                                             20.0%
Utilities                                                               13.9%
Materials                                                               13.7%
Industrials                                                             13.4%
Information Technology                                                   5.9%
Energy                                                                   4.2%
Consumer Discretionary                                                   0.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.  NRG Energy, Inc.                                        4.93%
    2.  General Growth Properties                               4.83
    3.  Host Hotels & Resorts, Inc.                             4.55
    4.  Thermo Fisher Scientific, Inc.                          4.48
    5.  Texas Industries, Inc.                                  3.37
    6.  Southern Union Co.                                      3.29
    7.  Tesoro Petroleum Corp.                                  3.11
    8.  Sovereign Bancorp, Inc.                                 3.10
    9.  General Cable Corp.                                     3.07
   10.  Saul Centers, Inc.                                      2.96

     * This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Equity Opportunity Fund

-------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-------------------------------------------------------------------------------

Net Asset Value Per Share
-------------------------------------------------------------------------------

         Class    11/30/06   11/30/05
         -----    --------   --------
           A      $12.51     $10.95
           B      $12.41     $10.88
           C      $12.42     $10.87

Distributions Per Share
-------------------------------------------------------------------------------

                             12/1/05 - 11/30/06
                             ------------------
                     Net
                  Investment     Short-Term        Long-Term
         Class     Income       Capital Gains    Capital Gains
         -----    ----------    -------------    --------------
          A       $0.0872        $0.0177          $0.5260
          B       $  -           $0.0177          $0.5260
          C       $  -           $0.0177          $0.5260

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
-------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, at public offering price, compared to that of the Russell 2500 Index.

--------------------------------------------
 Average Annual Total Returns
 (As of November 30, 2006)

                Net Asset    Public Offering
 Period        Value (NAV)    Price (POP)
 Life-of-Class
 (12/1/04)        14.78%       11.42%
 1 Year           20.26        13.33
--------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer
                Equity        Russell
                Opportunity   2500
                Fund          Index
12/04           10000         10000
11/05           10604         10786
11/06           12093         12504

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/06                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

--------------------------------------------
 Average Annual Total Returns
 (As of November 30, 2006)

 Period             If Held     If Redeemed
 Life-of-Class
 (12/1/04)          13.88%      12.11%
 1 Year             19.15       15.15
--------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer
                Equity        Russell
                Opportunity   2500
                Fund          Index
12/04           10000         10000
11/05           10595         10786
11/06           12235         12504

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 11/30/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.

------------------------------------------
 Average Annual Total Returns
 (As of November 30, 2006)

 Period             If Held    If Redeemed
 Life-of-Class
 (12/1/04)          13.93%      13.93%
 1 Year             19.36       19.36
------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer
                Equity        Russell
                Opportunity   2500
                Fund          Index
12/04            9425         10000
11/05           10055         10786
11/06           12646         12504

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on actual returns from June 1, 2006 through November 30, 2006.

Share Class                          A              B             C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 6/1/06

Ending Account Value             $1,141.09      $1,136.17      $1,137.09
On 11/30/06

Expenses Paid During Period*     $    6.71      $   11.14      $   10.82

   * Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.08%, and 2.02% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflect-ing the period from June 1, 2006 through November 30, 2006.

Share Class                          A              B             C
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
On 6/01/06

Ending Account Value             $1,018.80      $1,014.64      $1,014.94
On 11/30/06

Expenses Paid During Period*     $    6.33      $   10.50      $   10.20

   * Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.08% and 2.02% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/06
--------------------------------------------------------------------------------

   Shares                                                              Value
              COMMON STOCKS - 104.4%
              Energy - 4.4%
              Coal & Consumable Fuels - 0.4%
    3,200     Alpha Natural Resources, Inc.*                     $    50,400
    3,500     Foundation Coal Holdings, Inc.*                        129,885
                                                                 -----------
                                                                 $   180,285
                                                                 -----------
              Oil & Gas Exploration & Production - 0.7%
    6,730     Pogo Producing Co.                                 $   356,152
                                                                 -----------
              Oil & Gas Refining & Marketing - 3.3%
   22,200     Tesoro Petroleum Corp.                             $ 1,563,990
                                                                 -----------
              Total Energy                                       $ 2,100,427
                                                                 -----------
              Materials - 14.3%
              Construction Materials - 3.5%
   24,853     Texas Industries, Inc. (b)                         $ 1,696,217
                                                                 -----------
              Diversified Chemical - 2.1%
    7,100     FMC Corp.*                                         $   503,248
   30,975     Olin Corp.                                             518,212
                                                                 -----------
                                                                 $ 1,021,460
                                                                 -----------
              Diversified Metals & Mining - 2.9%
   21,900     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 1,376,853
                                                                 -----------
              Fertilizers & Agricultural Chemicals - 0.1%
    1,400     The Scotts Miracle-Gro Co.                         $    69,258
                                                                 -----------
              Forest Products - 0.5%
   12,247     Louisiana-Pacific Corp.                            $   258,412
                                                                 -----------
              Gold - 1.5%
   23,400     Barrick Gold Corp.*(b)                             $   735,696
                                                                 -----------
              Industrial Gases - 0.1%
    1,000     Air Products & Chemicals, Inc.                     $    69,140
                                                                 -----------
              Metal & Glass Containers - 1.1%
   12,000     Crown Cork & Seal Co., Inc.*                       $   247,200
   13,806     Owens-Illinois, Inc.*                                  260,933
                                                                 -----------
                                                                 $   508,133
                                                                 -----------
              Paper Packaging - 0.4%
   17,173     Smurfit-Stone Container Corp.*                     $   184,266
                                                                 -----------


 The accompanying notes are an integral part of these financial statements.   15

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/06                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                             Value
              Specialty Chemicals - 2.1%
   16,200     Arch Chemicals, Inc.                              $   532,980
   22,670     RPM, Inc.                                             457,254
                                                                -----------
                                                                $   990,234
                                                                -----------
              Total Materials                                   $ 6,909,669
                                                                -----------
              Capital Goods - 13.0%
              Aerospace & Defense - 1.4%
    3,700     DRS Technologies, Inc.*                           $   183,853
    2,400     Ducommun, Inc.*                                        55,128
   15,279     EDO Corp.*                                            335,068
    2,739     Esterline Technologies Corp.*                         106,657
                                                                -----------
                                                                $   680,706
                                                                -----------
              Building Products - 1.3%
   21,367     Lennox International, Inc.                        $   624,771
                                                                -----------
              Construction, Farm Machinery & Heavy Trucks - 0.7%
    2,200     Oshkosh Truck Corp.*                              $   105,622
   16,992     Wabash National Corp. (b)                             249,782
                                                                -----------
                                                                $   355,404
                                                                -----------
              Electrical Component & Equipment - 4.9%
    7,275     AMETEK, Inc.                                      $   237,238
    3,800     Cooper Industries, Inc.                               347,472
    4,100     Franklin Electric Co., Inc.*                          212,462
   36,400     General Cable Corp.*                                1,547,000
                                                                -----------
                                                                $ 2,344,172
                                                                -----------
              Industrial Machinery - 4.7%
    2,898     Donaldson Co., Inc.                               $   101,459
    3,000     Gardner Denver, Inc.*                                 114,720
    5,200     Idex Corp.                                            249,340
   22,600     ITT Corp.*                                          1,219,270
    5,862     Kaydon Corp.                                          234,187
    3,800     Kennametal, Inc.                                      232,104
    2,877     Mueller Industries, Inc.                               98,106
                                                                -----------
                                                                $ 2,249,186
                                                                -----------
              Total Capital Goods                               $ 6,254,239
                                                                -----------


16   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                             Value
              Commercial Services & Supplies - 1.0%
              Office Services & Supplies - 1.0%
    7,300     Avery Dennison Corp.*                             $   492,531
                                                                -----------
              Total Commercial Services & Supplies              $   492,531
                                                                -----------
              Media - 0.2%
              Advertising - 0.2%
    7,285     The Interpublic Group of Companies, Inc.*(b)      $    87,201
                                                                -----------
              Total Media                                       $    87,201
                                                                -----------
              Health Care Equipment & Services - 8.4%
              Health Care Distributors - 1.0%
   15,900     Owens & Minor, Inc.                               $   493,377
                                                                -----------
              Health Care Equipment - 2.6%
    8,000     Beckman Coulter, Inc.*                            $   474,800
   30,300     Steris Corp.                                          779,922
                                                                -----------
                                                                $ 1,254,722
                                                                -----------
              Health Care Supplies - 4.8%
   14,400     GEN-PROBE, Inc.*                                  $   701,856
    4,500     Haemonetics Corp.*                                    203,760
   36,300     Inverness Medical Innovations, Inc.*                1,416,063
                                                                -----------
                                                                $ 2,321,679
                                                                -----------
              Total Health Care Equipment & Services            $ 4,069,778
                                                                -----------
              Pharmaceuticals & Biotechnology - 12.4%
              Biotechnology - 4.3%
    3,100     Cubist Pharmaceuticals, Inc.*(b)                  $    63,116
    1,200     Genentech, Inc.*                                       98,100
   25,000     Human Genome Sciences, Inc.*(b)                       313,000
   33,469     PDL BioPharma, Inc.*                                  760,081
   18,900     Vertex Pharmaceuticals, Inc *                         837,270
                                                                -----------
                                                                $ 2,071,567
                                                                -----------
              Life Sciences Tools & Services - 8.1%
   10,885     Bio-Rad Laboratories, Inc.*                       $   859,371
    1,700     Invitrogen Corp.*                                      93,534
   22,500     Pharmaceutical Product Development, Inc.*             710,775


The accompanying notes are an integral part of these financial statements.   17

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/06                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                             Value
              Life Sciences Tools & Services - (continued)
   51,430     Thermo Fisher Scientific, Inc.*(b)                $ 2,254,177
                                                                -----------
                                                                $ 3,917,857
                                                                -----------
              Total Pharmaceuticals & Biotechnology             $ 5,989,424
                                                                -----------
              Banks - 3.2%
              Thrifts & Mortgage Finance - 3.2%
   62,460     Sovereign Bancorp, Inc.                           $ 1,560,251
                                                                -----------
              Total Banks                                       $ 1,560,251
                                                                -----------
              Diversified Financials - 1.4%
              Asset Management & Custody Banks - 1.4%
    1,200     Mellon Bank Corp.                                 $    48,276
   17,100     The Bank of New York Co., Inc.*                       607,734
                                                                -----------
                                                                $   656,010
                                                                -----------
              Total Diversified Financials                      $   656,010
                                                                -----------
              Insurance - 0.9%
              Insurance Brokers - 0.2%
    2,700     Aon Corp. (b)                                     $    96,336
                                                                -----------
              Multi-Line Insurance - 0.7%
    4,100     Hartford Financial Services Group, Inc.*          $   351,616
                                                                -----------
              Total Insurance                                   $   447,952
                                                                -----------
              Real Estate - 24.5%
              Diversified Real Estate Investment Trusts - 2.5%
   19,900     Liberty Property Trust                            $ 1,019,079
    3,800     Washington Real Estate Investment Trust*(b)           162,906
                                                                -----------
                                                                $ 1,181,985
                                                                -----------
              Office Real Estate Investment Trusts - 5.6%
   29,865     Equity Office Properties Trust (b)                $ 1,439,493
   23,100     Mack-Cali Realty Corp.                              1,262,184
                                                                -----------
                                                                $ 2,701,677
                                                                -----------
              Real Estate Management & Development - 3.0%
   24,416     Forest City Enterprises, Inc.                     $ 1,422,476
                                                                -----------


18   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                             Value
              Retail Real Estate Investment Trusts - 8.7%
    3,300     Federal Realty Investment Trust                   $   281,094
   44,248     General Growth Properties                           2,430,985
   26,493     Saul Centers, Inc.                                  1,488,642
                                                                -----------
                                                                $ 4,200,721
                                                                -----------
              Specialized Real Estate Investment Trusts - 4.7%
   90,800     Host Hotels & Resorts, Inc.                       $ 2,289,976
                                                                -----------
              Total Real Estate                                 $11,796,835
                                                                -----------
              Technology Hardware & Equipment - 3.8%
              Communications Equipment - 1.6%
    9,100     CommScope, Inc.*                                  $   274,547
   22,000     KBR, Inc.*(b)                                         487,080
                                                                -----------
                                                                $   761,627
                                                                -----------
              Electronic Equipment & Instruments - 2.2%
   12,200     Amphenol Corp.*                                   $   831,186
    5,000     Itron, Inc.*                                          239,950
                                                                -----------
                                                                $ 1,071,136
                                                                -----------
              Total Technology Hardware & Equipment             $ 1,832,763
                                                                -----------
              Semiconductors - 2.3%
              Semiconductor Equipment - 2.3%
   40,497     FEI Co.*(b)                                       $   984,482
    7,200     Veeco Instruments, Inc.*                              135,216
                                                                -----------
                                                                $ 1,119,698
                                                                -----------
              Total Semiconductors                              $ 1,119,698
                                                                -----------
              Utilities - 14.6%
              Gas Utilities - 8.8%
   14,985     Atmos Energy Corp.                                $   491,058
   12,400     Questar Corp.                                       1,069,500
   12,300     SEMCO Energy, Inc.*                                    76,383
   59,100     Southern Union Co.*                                 1,656,573
   28,000     Washington Gas Light Co.*                             925,400
                                                                -----------
                                                                $ 4,218,914
                                                                -----------
              Independent Power Producer & Energy Traders - 5.1%
   43,600     NRG Energy, Inc.*                                 $ 2,481,712
                                                                -----------


The accompanying notes are an integral part of these financial statements.   19

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 11/30/06                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                                                   Value
               Multi-Utilities - 0.7%
    4,883      CMS Energy Corp.*(b)                                                   $    79,154
    3,700      Public Service Enterprise Group, Inc.*                                     248,714
                                                                                      -----------
                                                                                      $   327,868
                                                                                      -----------
               Total Utilities                                                        $ 7,028,494
                                                                                      -----------
               TOTAL COMMON STOCKS
               (Cost $42,411,480)                                                     $50,345,272
                                                                                      -----------
               TEMPORARY CASH INVESTMENT - 15.5%
               Security Lending Collateral - 15.5%
7,507,142      Securities Lending Investment Fund, 5.24%                              $ 7,507,142
                                                                                      -----------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $7,507,142)                                                      $ 7,507,142
                                                                                      -----------
               TOTAL INVESTMENT IN SECURITIES - 119.9%
               (Cost $49,918,622)(a)                                                  $57,852,414
                                                                                      -----------
               OTHER ASSETS AND LIABILITIES - (19.9)%                                 $(9,610,211)
                                                                                      -----------
               TOTAL NET ASSETS - 100.0%                                              $48,242,203
                                                                                      ===========

 *   Non-income producing security.

(a) At November 30, 2006, the net unrealized gain on investments based on cost for federal for federal income tax purposes of $49,915,088 was as follows:

          Aggregate gross unrealized gain for all investments in which there is
          an excess of value over tax cost                                             $8,895,582
          Aggregate gross unrealized loss for all investments in which there is
          an excess of tax cost over value                                               (958,256)
                                                                                       ----------
          Net unrealized gain                                                          $7,937,326
                                                                                       ==========


20    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


(b)  At November 30, 2006, the following securities were out on loan:

     Shares     Security                                              Value
      2,673     Aon Corp.                                        $   95,373
     22,398     Barrick Gold Corp.*                                 704,193
      4,576     CMS Energy Corp.*                                    74,177
      2,503     Cubist Pharmaceuticals, Inc.*                        50,961
     29,566     Equity Office Properties Trust                    1,425,081
     29,004     FEI Co.*                                            705,087
     24,750     Human Genome Sciences, Inc.*                        309,870
      7,212     The Interpublic Group of Companies, Inc.*            86,328
     21,780     KBR, Inc.*                                          482,209
     24,604     Texas Industries, Inc.                            1,679,223
     31,017     Thermo Fisher Scientific, Inc.*                   1,359,475
     16,822     Wabash National Corp.                               247,283
      3,762     Washington Real Estate Investment Trust*            161,277
                                                                 ----------
                Total                                            $7,380,537
                                                                 ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2006 aggregated $29,606,023 and $28,912,045, respectively.


The accompanying notes are an integral part of these financial statements.   21

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 11/30/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $7,380,537, cost $49,918,622)                   $57,852,414
  Receivables -
    Investment securities sold                                    858,407
    Fund shares sold                                               94,531
    Dividends, interest and foreign taxes withheld                 38,939
    Due from Pioneer Investment Management, Inc.                      638
  Other                                                             2,829
                                                              -----------
     Total assets                                             $58,847,758
                                                              -----------
LIABILITIES:
  Payables -
    Investment securities purchased                           $ 1,020,763
    Fund shares repurchased                                     1,343,632
    Upon return of securities loaned                            7,507,142
  Due to bank                                                     643,967
  Due to affiliates                                                17,407
  Accrued expenses                                                 72,644
                                                              -----------
     Total liabilities                                        $10,605,555
                                                              -----------
NET ASSETS:
  Paid-in capital                                             $39,442,599
  Undistributed net investment income                              12,629
  Accumulated net realized gain on investments                    853,183
  Net unrealized gain on investments                            7,933,792
                                                              -----------
     Total net assets                                         $48,242,203
                                                              ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $25,549,372/2,042,802 shares)             $     12.51
                                                              ===========
  Class B (based on $5,812,825/468,318 shares)                $     12.41
                                                              ===========
  Class C (based on $16,880,006/1,359,379 shares)             $     12.42
                                                              ===========
MAXIMUM OFFERING PRICE:
  Class A ($12.51 [divided by] 94.25%)                        $     13.27
                                                              ===========


22    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 11/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,656)      $750,086
  Interest                                                   18,690
  Income from securities loaned, net                          3,743
                                                           --------
     Total investment income                                              $  772,519
                                                                          ----------
EXPENSES:
  Management fees                                          $335,659
  Transfer agent fees and expenses
    Class A                                                  50,366
    Class B                                                  14,910
    Class C                                                  34,433
  Distribution fees
    Class A                                                  56,800
    Class B                                                  51,324
    Class C                                                 157,364
  Administrative reimbursements                              10,628
  Custodian fees                                             15,044
  Registration fees                                          64,686
  Professional fees                                          44,713
  Printing expense                                           17,851
  Fees and expenses of nonaffiliated trustees                11,284
  Miscellaneous                                               6,220
                                                           --------
     Total expenses                                                       $  871,282
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                    (144,713)
     Less fees paid indirectly                                                (2,533)
                                                                          ----------
     Net expenses                                                         $  724,036
                                                                          ----------
       Net investment income                                              $   48,483
                                                                          ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $3,168,817
                                                                          ----------
  Change in net unrealized gain on investments                            $4,845,650
                                                                          ----------
  Net gain on investments                                                 $8,014,467
                                                                          ----------
  Net increase in net assets resulting from operations                    $8,062,950
                                                                          ==========


The accompanying notes are an integral part of these financial statements.   23

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Year Ended 11/30/06 and the Period from 12/1/04 (Commencement of Operations) to 11/30/05

                                                                               12/1/04
                                                           Year Ended             to
                                                            11/30/06          11/30/05
FROM OPERATIONS:
Net investment income                                     $    48,483        $    92,615
Net realized gain (loss) on investments                     3,168,817           (211,846)
Change in net unrealized gain on investments                4,845,650          3,088,142
                                                          -----------        -----------
    Net increase in net assets resulting from
     operations                                           $ 8,062,950        $ 2,968,911
                                                          -----------        -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.09 and $0.00 per share, respectively)     $  (177,507)       $         -
Net realized gain:
    Class A ($0.54 and $0.00 per share, respectively)      (1,124,846)                 -
    Class B ($0.54 and $0.00 per share, respectively)        (245,383)                 -
    Class C ($0.54 and $0.00 per share, respectively)        (711,497)                 -
                                                          -----------        -----------
     Total distributions to shareowners                   $(2,259,233)       $         -
                                                          -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $14,958,666        $47,110,706
Reinvestment of distributions                               1,549,179                  -
Cost of shares repurchased                                (15,575,737)        (8,673,239)
                                                          -----------        -----------
    Net increase in net assets resulting from
     Fund share transactions                              $   932,108        $38,437,467
                                                          -----------        -----------
    Net increase in net assets                            $ 6,735,825        $41,406,378
NET ASSETS:
Beginning of period                                        41,506,378            100,000
                                                          -----------        -----------
End of period                                             $48,242,203        $41,506,378
                                                          ===========        ===========
Undistributed net investment income                       $    12,629        $   119,089
                                                          ===========        ===========


24    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 '06 Shares      '06 Amount        '05 Shares      '05 Amount
CLASS A
Shares sold                        754,866       $8,766,724         2,377,145      $24,160,612
Reinvestment of distributions       77,295          933,039                 -                -
Less shares repurchased           (797,544)      (9,233,677)         (372,294)      (3,824,957)
                                  --------       ----------         ---------      -----------
    Net increase                    34,617       $  466,086         2,004,851      $20,335,655
                                  ========       ==========         =========      ===========
CLASS B
Shares sold                        152,965       $1,768,175           531,807      $ 5,429,829
Reinvestment of distributions       13,469          164,052                 -                -
Less shares repurchased           (110,252)      (1,272,247)         (123,004)      (1,260,161)
                                  --------       ----------         ---------      -----------
    Net increase                    56,182       $  659,980           408,803      $ 4,169,668
                                  ========       ==========         =========      ===========
CLASS C
Shares sold                        385,303       $4,423,767         1,730,605      $17,520,265
Reinvestment of distributions       37,117          452,088                 -                -
Less shares repurchased           (444,937)      (5,069,813)         (352,042)      (3,588,121)
                                  --------       ----------         ---------      -----------
    Net increase (decrease)        (22,517)      $ (193,958)        1,378,563      $13,932,144
                                  ========       ==========         =========      ===========


The accompanying notes are an integral part of these financial statements.   25

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        12/1/04 (a)
                                                        Year Ended           to
                                                         11/30/06         11/30/05
CLASS A
Net asset value, beginning of period                     $ 10.95         $ 10.00
                                                         -------         -------
Net increase from investment operations:
  Net investment income                                  $  0.05         $  0.05
  Net realized and unrealized gain on investments           2.14            0.90
                                                         -------         -------
   Net increase from investment operations               $  2.19         $  0.95
Distribution to shareowners
  Net investment income                                    (0.09)              -
  Net realized gain                                        (0.54)              -
                                                         -------         -------
  Net increase in net asset value                        $  1.56         $  0.95
                                                         -------         -------
Net asset value, end of period                           $ 12.51         $ 10.95
                                                         =======         =======
Total return*                                              20.26%           9.50%(b)
Ratio of net expenses to average net assets+                1.25%           1.25%**
Ratio of net investment income to average
  net assets+                                               0.48%           0.65%**
Portfolio turnover rate                                       64%              8%**
Net assets, end of period (in thousands)                 $25,549         $21,996
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                              1.58%           1.78%**
  Net investment income                                     0.15%           0.12%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                              1.25%           1.25%**
  Net investment income                                     0.48%           0.65%**

(a) Class A shares were first publicly offered on December 1, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


26    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          12/1/04 (a)
                                                         Year Ended           to
                                                          11/30/06         11/30/05
CLASS B
Net asset value, beginning of period                       $10.88           $10.00
                                                           ------           ------
Net increase (decrease) from investment operations:
  Net investment loss                                      $(0.04)          $(0.01)
  Net realized and unrealized gain on investments            2.11             0.89
                                                           ------           ------
   Net increase from investment operations                 $ 2.07           $ 0.88
Distribution to shareowners
  Net realized gain                                         (0.54)               -
                                                           ------           ------
Net increase in net asset value                            $ 1.53           $ 0.88
                                                           ------           ------
Net asset value, end of period                             $12.41           $10.88
                                                           ======           ======
Total return*                                               19.15%            8.80%(b)
Ratio of net expenses to average net asset+                  2.09%            2.04%**
Ratio of net investment loss to average net assets+         (0.37)%          (0.12)%**
Portfolio turnover rate                                        64%               8%**
Net assets, end of period (in thousands)                   $5,813           $4,483
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                               2.41%            2.53%**
  Net investment loss                                       (0.69)%          (0.61)%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                               2.08%            2.04%**
  Net investment loss                                       (0.36)%          (0.12)%**

(a) Class B shares were first publicly offered on December 1, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   27

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         12/1/04 (a)
                                                        Year Ended            to
                                                          11/30/06         11/30/05
CLASS C
Net asset value, beginning of period                      $ 10.87          $ 10.00
                                                          -------          -------
Net increase (decrease) from investment operations:
  Net investment loss                                     $ (0.03)         $ (0.01)
  Net realized and unrealized gain on investments            2.12             0.88
                                                          -------          -------
   Net increase from investment operations                $  2.09          $  0.87
Distribution to shareowners
  Net realized gain                                         (0.54)               -
                                                          -------          -------
Net increase in net asset value                           $  1.55          $  0.87
                                                          -------          -------
Net asset value, end of period                            $ 12.42          $ 10.87
                                                          =======          =======
Total return*                                               19.36%            8.70%(b)
Ratio of net expenses to average net assets+                 2.03%            2.01%**
Ratio of net investment loss to average net assets+         (0.30)%          (0.11)%**
Portfolio turnover rate                                        64%               8%**
Net assets, end of period (in thousands)                  $16,880          $15,027
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                               2.35%            2.53%**
  Net investment loss                                       (0.62)%          (0.63)%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                               2.02%            2.01%**
  Net investment loss                                       (0.29)%          (0.11)%**

(a) Class C shares were first publicly offered on December 1, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


28    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/06
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Equity Opportunity Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004. Prior to December 1, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). Pioneer Investment Management, Inc.
(PIM), a wholly owned indirect subsidiary of UniCredito Italiano, has paid all organizational costs of the Fund.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. Information regarding the Fund's principal investment risks is contained in the Fund's Prospectus(es). Please refer to those documents when considering the Fund's risks.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/06                               (continued)
--------------------------------------------------------------------------------

the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At November 30, 2006, the Fund has reclassified $22,564 to increase undistributed net investment income and $22,564 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     There were no distributions paid during the year ended November 30, 2005. The tax character of distributions paid during the year ended November 30, 2006 was as follows:

   ----------------------------------------------------------------------------
                                                                  2006
   ----------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                             $  168,044
   Long-term capital gain                                       2,091,189
                                                               ----------
    Total                                                      $2,259,233
                                                               ==========
   ----------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2006.

   ----------------------------------------------------------------------------
                                                                  2006
   ----------------------------------------------------------------------------
   Undistributed ordinary income                                $        -
   Undistributed long-term gain                                    862,278
   Unrealized appreciation                                       7,937,326
                                                                ----------
     Total                                                      $8,799,604
                                                                ==========
   ----------------------------------------------------------------------------

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/06                               (continued)
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on REIT holdings.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $8,959 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2006.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Funds custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman, Co., the Fund's custodian.

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

Through November 30, 2007, PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A. The portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At November 30, 2006, $1,080 was payable to PIM related to management costs, administrative costs and certain other services and is included with due from affiliates.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 11/30/06                               (continued)
--------------------------------------------------------------------------------

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due from affiliates is $15,525 in transfer agent fees payable from PIMSS at November 30, 2006.

4.   Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares and Class C shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included in due from affiliates is $802 in distribution fees payable to PFD at November 30, 2006.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charges that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2006, CDSCs in the amount of $17,537 were paid to PFD.

5.   Expense Offsets Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

due to interest earned on cash held by PIMSS. For the year ended November 30, 2006, the Fund's expenses were reduced by $2,533 under such arrangements.

6.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended November 30, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2006 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100%.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Equity Opportunity Fund:

We have audited the accompanying statement of assets and liabilities, of Pioneer Equity Opportunity Fund (the "Fund"), including the schedule of investments as of November 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Opportunity Fund at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
January 12, 2007

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on
(i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index approved by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for the one-year period for the Fund and a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to the performance of both a peer group and an index approved by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the second quintile of its Morningstar category peer group for the 12 months ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also noted that the return of the Fund, gross of expenses, exceeded the return of the Fund's benchmark index for the 12 month period ended June 30, 2006. The Trustees concluded that the performance of the Fund was good over its short period of operation.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, such as transfer agency and administration, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the third quintile, according to Strategic Insight, relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio (after giving effect to the expense limitation) for the 12 months ended June 30, 2006 to be in the second quintile relative to the expenses of the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated assets levels, it would be appropriate to include breakpoint in the management fee rate. Accordingly, a breakpoint of 0.05% was implemented at the $1 billion asset level at the request of the Trustees. The Trustees concluded that, because of the breakpoint in the management fee rate, any perceived or potential economies of scale would be shared between the Fund's shareowners and the Investment Adviser in a reasonable manner as the Fund grows in size.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fees payable thereunder (taking into account the expense limitation), was fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 86 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West each serves as Trustee of 37 of the 86 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Equity Opportunity Fund

-------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------------------------------------

                              Positions Held    Length of Service
Name and Age                  With the Fund     and Term of Office
John F. Cogan, Jr. (80)*      Chairman of the   Trustee since 2004.
                              Board, Trustee    Serves until a
                              and President     successor trustee is
                                                elected or earlier
                                                retirement or removal.

                                                                                           Other Directorships Held
Name and Age                   Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (80)*       Deputy Chairman and a Director of Pioneer Global Asset      Director of ICI Mutual
                               Management S.p.A. ("PGAM"); Non-Executive Chairman          Insurance Company
                               and a Director of Pioneer Investment Management USA
                               Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                               Chairman and Director of Pioneer Institutional Asset
                               Management, Inc. (since 2006); Director of Pioneer
                               Alternative Investment Management Limited (Dublin);
                               President and a Director of Pioneer Alternative Investment
                               Management (Bermuda) Limited and affiliated funds;
                               Director of PIOGLOBAL Real Estate Investment Fund
                               (Russia) (until June 2006); Director of Nano-C, Inc.
                               (since 2003); Director of Cole Investment Corporation
                               (since 2004); Director of Fiduciary Counseling, Inc.;
                               President and Director of Pioneer Funds Distributor, Inc.
                               ("PFD") (until May 2006); President of all of the Pioneer
                               Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                               Dorr LLP (counsel to PIM-USA and the Pioneer Funds)
------------------------------------------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Positions Held          Length of Service
Name and Age                 With the Fund           and Term of Office
Osbert M. Hood (54)*+        Trustee and Executive   Trustee since 2004.
                             Vice President          Serves until a
                                                     successor trustee is
                                                     elected or earlier
                                                     retirement or removal.

Pioneer Equity Opportunity Fund
                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
Osbert M. Hood (54)*+       President and Chief Executive Officer, PIM-USA since            None
                            May 2003 (Director since January 2001; Executive
                            Vice President and Chief Operating Officer from
                            November 2000 - May 2003); Director of PGAM since
                            June 2003; President and Director of Pioneer since
                            May 2003; President and Director of Pioneer Institutional
                            Asset Management, Inc. since February 2006; Chairman
                            and Director of Pioneer Investment Management
                            Shareholder Services, Inc. ("PIMSS") since May 2003;
                            Director of PFD since May 2006; Director of Oak Ridge
                            Investments, LLC (a registered investment adviser in which
                            PIM-USA owns a minority interest) since January 2005;
                            Director of Vanderbilt Capital Advisors, LLC (an institutional investment adviser wholly-owned by PIM-USA) since
                            June 2006; and Executive Vice President of all of the
                            Pioneer Funds since June 2003
------------------------------------------------------------------------------------------------------------------
+ Mr. Hood resigned as Trustee and Executive Vice President of the Trust on January 9, 2007.

Pioneer Equity Opportunity Fund

-------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------

                               Positions Held   Length of Service
Name, Age and Address          With the Fund    and Term of Office
David R. Bock (62)             Trustee          Trustee since 2005.
3050 K Street NW,                               Serves until a
Washington, DC 20007                            successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Mary K. Bush (58)              Trustee          Trustee since 2004.
3509 Woodbine Street                            Serves until a
Chevy Chase, MD 20815                           successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (59)      Trustee          Trustee since 2004.
1001 Sherbrooke Street West,                    Serves until a
Montreal, Quebec, Canada                        successor trustee is
H3A 1G5                                         elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------

                                                                                             Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                   by this Trustee
David R. Bock (62)             Senior Vice President and Chief Financial Officer,            Director of The Enterprise
3050 K Street NW,              I-trax, Inc. (publicly traded health care services company)   Social Investment
Washington, DC 20007           (2001 - present); Managing Partner, Federal City Capital      Company (privately-held
                               Advisors (boutique merchant bank) (2002 to 2004); and         affordable housing
                               Executive Vice President and Chief Financial Officer,         finance company); and
                               Pedestal Inc. (internet-based mortgage trading company)       Director of New York
                               (2000 - 2002)                                                 Mortgage Trust (publicly
                                                                                             traded mortgage REIT)
-----------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)              President, Bush International (international financial        Director of Brady
3509 Woodbine Street           advisory firm)                                                Corporation (industrial
Chevy Chase, MD 20815                                                                        identification and
                                                                                             specialty coated material
                                                                                             products manufacturer);
                                                                                             Director of Briggs &
                                                                                             Stratton Co. (engine
                                                                                             manufacturer); Director
                                                                                             of Mortgage Guaranty
                                                                                             Insurance Corporation;
                                                                                             and Director of UAL
                                                                                             Corporation (airline
                                                                                             holding company)
-----------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)      Founding Director, The Winthrop Group, Inc.                   None
1001 Sherbrooke Street West,   (consulting firm); and Desautels Faculty of
Montreal, Quebec, Canada       Management, McGill University
H3A 1G5
-----------------------------------------------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Positions Held  Length of Service
Name, Age and Address           With the Fund   and Term of Office
Thomas J. Perna (56)            Trustee         Trustee since 2006.
89 Robbins Avenue,                              Serves until a
Berkeley Heights, NJ 07922                      successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (58)        Trustee         Trustee since 2004.
200 State Street, 12th Floor,                   Serves until a
Boston, MA 02109                                successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
Stephen K. West (78)            Trustee         Trustee since 2004.
125 Broad Street,                               Serves until a
New York, NY 10004                              successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------
John Winthrop (70)              Trustee         Trustee since 2004.
One North Adgers Wharf,                         Serves until a
Charleston, SC 29401                            successor trustee is
                                                elected or earlier
                                                retirement or removal.
--------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name, Age and Address           Principal Occupation During Past Five Years               by this Trustee
Thomas J. Perna (56)            Private investor (2004 - present); and Senior Executive   Director of Quadriserv
89 Robbins Avenue,              Vice President, The Bank of New York (financial and       Inc. (technology products
Berkeley Heights, NJ 07922      securities services) (1986 - 2004)                        for securities lending
                                                                                          industry)
------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
200 State Street, 12th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02109                                                                          (closed-end investment
                                                                                          company)
------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)            Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                         Helvetia Fund, Inc.
New York, NY 10004                                                                        (closed-end investment
                                                                                          company)
------------------------------------------------------------------------------------------------------------------
John Winthrop (70)              President, John Winthrop & Co., Inc. (private             None
One North Adgers Wharf,         investment firm)
Charleston, SC 29401
------------------------------------------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund

-------------------------------------------------------------------------------
FUND OFFICERS
-------------------------------------------------------------------------------

                             Position Held With    Term of Office and
Name and Age                 the Fund              Length of Service
Dorothy E. Bourassa (58)     Secretary             Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (41)   Assistant Secretary   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher P. Harvey (45)   Assistant Secretary   Since 2006. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Vincent Nave (61)            Treasurer             Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Mark E. Bradley (46)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------

                                                                                      Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years              by this Officer
Dorothy E. Bourassa (58)     Secretary of PIM-USA; Senior Vice President - Legal      None
                             of Pioneer; Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer Funds
                             since September 2003 (Assistant Secretary from
                             November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)   Vice President and Senior Counsel of Pioneer since       None
                             July 2002; Vice President and Senior Counsel of BISYS
                             Fund Services, Inc. (April 2001 to June 2002); Senior
                             Vice President and Deputy General Counsel of Funds
                             Distributor, Inc. (July 2000 to April 2001), and
                             Assistant Secretary of all of the Pioneer Funds since
                             September 2003
------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)   Partner, Wilmer Cutler Pickering Hale and Dorr LLP;      None
                             and Assistant Secretary of all of the Pioneer Funds
                             since July 2006.
------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)            Vice President - Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Treasurer
                             of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Deputy Treasurer of Pioneer since 2004; Treasurer and    None
                             Senior Vice President, CDC IXIS Asset Management
                             Services from 2002 to 2003; Assistant Treasurer and
                             Vice President, MFS Investment Management from 1997
                             to 2002; and Assistant Treasurer of all of the Pioneer
                             Funds since November 2004
------------------------------------------------------------------------------------------------------------------

Pioneer Equity Opportunity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Position Held With    Term of Office and
Name and Age                 the Fund              Length of Service
Luis I. Presutti (41)        Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Gary Sullivan (48)           Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Katherine Kim Sullivan (32)  Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Terrence J. Cullen (45)      Chief Compliance      Since March 2006.
                             Officer               Serves at the
                                                   discretion of the
--------------------------------------------------------------------------------

                                                                                      Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years              by this Officer
Luis I. Presutti (41)        Assistant Vice President - Fund Accounting,              None
                             Administration and Controllership Services of
                             Pioneer; and Assistant Treasurer of all of the
                             Pioneer Funds
------------------------------------------------------------------------------------------------------------------
Gary Sullivan (48)           Fund Accounting Manager - Fund Accounting,               None
                             Administration and Controllership Services of
                             Pioneer; and Assistant Treasurer of all of the
                             Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32)  Fund Administration Manager - Fund Accounting,           None
                             Administration and Controllership Services since
                             June 2003; Assistant Vice President - Mutual Fund
                             Operations of State Street Corporation from June
                             2002 to June 2003 (formerly Deutsche Bank Asset
                             Management); Pioneer Fund Accounting,
                             Administration and Controllership Services (Fund
                             Accounting Manager from August 1999 to May 2002);
                             and Assistant Treasurer of all of the Pioneer Funds
                             since September 2003
------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)      Chief Compliance Officer of Pioneer and all of the       None
                             Pioneer Funds since March 2006; Vice President and
                             Senior Counsel of Pioneer since September 2004; and
                             Senior Vice President and Counsel, State Street
                             Research & Management Company (February 1998 to
                             September 2004)
------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A.
("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240


     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
     (for general questions about Pioneer only)


     Visit our web site:                                pioneerinvestments.com


     Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

     The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $26,560 in 2006 and $43,000 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended
November 30, 2006 and 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,515 and $6,800 in 2006 and 2005, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November 30, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.

Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 30, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 30, 2007

* Print the name and title of each signing officer under his or her signature.